Supplemental Condensed Combining Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jan. 01, 2016	Dec. 31, 2015	Jan. 01, 2015	Dec. 31, 2014
Consolidated Statements of Income
Net revenue	$ 4,420,489,000	$ 4,198,736,000	$ 8,625,817,000	$ 8,158,663,000
Cost of revenues	3,021,959,000	2,901,469,000	5,909,638,000	5,677,346,000
Gross profit	1,398,530,000	1,297,267,000	2,716,179,000	2,481,317,000
Operating expenses:
Research and development	38,764,000	34,483,000	76,238,000	65,421,000
Operating income	641,090,000	546,963,000	1,181,381,000	1,051,363,000
Other (income) expense:
Income before income taxes	538,594,000	445,005,000	973,596,000	847,297,000
Income tax expense	168,395,000	135,372,000	306,700,000	273,233,000
Net Income	370,199,000	309,633,000	666,896,000	574,064,000
Less: Net income attributable to noncontrolling interests	76,249,000	68,865,000	144,930,000	123,748,000
Income attributable to the Company	293,950,000	240,768,000	521,966,000	450,316,000
Current assets:
Cash and cash equivalents	722,735,000	582,159,000	722,735,000	582,159,000	$ 549,500,000	$ 549,500,000	$ 633,855,000	$ 549,500,000
Trade accounts receivable less allowance for doubtful accounts of $557,854 in 2016 and $465,790 in 2015	3,468,559,000		3,468,559,000			3,285,196,000
Accounts receivable from related parties	179,008,000		179,008,000			218,285,000
Inventories	1,384,279,000		1,384,279,000			1,340,751,000
Prepaid expenses and other current assets	1,522,586,000		1,522,586,000			1,374,715,000
Deferred tax asset, current	0		0			0
Total current assets	7,277,167,000		7,277,167,000			6,768,447,000
Property, plant and equipment, net	3,662,973,000		3,662,973,000			3,425,574,000
Intangible assets	834,965,000		834,965,000			830,489,000
Goodwill	13,425,072,000		13,425,072,000			13,032,750,000
Deferred tax asset, non-current	177,570,000		177,570,000			188,833,000
Total assets	26,552,751,000		26,552,751,000			25,365,254,000
Current liabilities:
Accounts payable	574,636,000		574,636,000			627,828,000
Accounts payable to related parties	217,584,000		217,584,000			153,023,000
Accrued expenses and other current liabilities	2,652,666,000		2,652,666,000			2,503,137,000
Short-term debt and other financial liabilities	704,653,000		704,653,000			109,252,000
Short Term Debt Due To Related Parties Current	3,331,000		3,331,000			19,052,000
Current portion of long-term debt and capital lease obligations	674,522,000		674,522,000			664,335,000
Income tax payable, current	92,184,000		92,184,000			72,819,000
Deferred tax liability, current	0		0			0
Total current liabilities	4,919,576,000		4,919,576,000			4,149,446,000
Total long-term debt less current maturities	7,702,475,000		7,702,475,000			7,853,487,000
Other liabilities	511,767,000		511,767,000			465,625,000
Pension liabilities	609,358,000		609,358,000			585,328,000
Income tax payable, non-current	161,458,000		161,458,000			162,500,000
Deferred tax liability, non-current	595,261,000		595,261,000			624,500,000
Total liabilities	14,499,895,000		14,499,895,000			13,840,886,000
Noncontrolling interests subject to put provisions	1,223,821,000		1,223,821,000			1,028,368,000		824,658,000
Total Company shareholders' equity	10,179,991,000		10,179,991,000			9,887,142,000
Noncontrolling interests not subject to put provisions	649,044,000		649,044,000			608,858,000
Total equity	10,829,035,000		10,829,035,000			10,496,000,000		10,028,371,000
Total liabilities and equity	26,552,751,000		26,552,751,000			25,365,254,000
Consolidated Statements of Comprehensive Income
Net Income	370,199,000	309,633,000	666,896,000	574,064,000
Total comprehensive income	391,431,000	348,781,000	801,306,000	496,036,000
Comprehensive income attributable to noncontrolling interests	76,185,000	69,731,000	147,986,000	120,661,000
Comprehensive income attributable to the Company	315,246,000	279,050,000	653,320,000	375,375,000
Issuers [Member] | FMC US Finance [Member]
Other (income) expense:
Interest, net			3,549,000	3,484,000
Income before income taxes			3,549,000	3,484,000
Income tax expense			1,288,000	1,264,000
Net Income			2,261,000	2,220,000
Gain (loss) related to cash flow hedges			0	0
Defined Benefit Plan Actuarial Gain Loss			0	0
Gain (loss) related to foreign currency			0	0
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			0	0
Income attributable to the Company			2,261,000	2,220,000
Current assets:
Cash and cash equivalents	96,000	59,000	96,000	59,000		2,000	$ 2,000	1,000
Accounts receivable from related parties	1,266,296,000	1,266,296,000	1,266,296,000	1,266,296,000		1,266,557,000
Total current assets	1,266,392,000	1,266,392,000	1,266,392,000	1,266,392,000		1,266,559,000
Total assets	1,266,392,000	1,266,392,000	1,266,392,000	1,266,392,000		1,266,559,000
Current liabilities:
Accrued expenses and other current liabilities	29,771,000	29,771,000	29,771,000	29,771,000		29,771,000
Total current liabilities	29,771,000	29,771,000	29,771,000	29,771,000		29,771,000
Total long-term debt less current maturities	1,155,137,000	1,155,137,000	1,155,137,000	1,155,137,000		1,157,603,000
Income tax payable, non-current	839,000	839,000	839,000	839,000		801,000
Total liabilities	1,185,747,000	1,185,747,000	1,185,747,000	1,185,747,000		1,188,175,000
Total Company shareholders' equity	80,645,000	80,645,000	80,645,000	80,645,000		78,384,000
Total equity	80,645,000	80,645,000	80,645,000	80,645,000		78,384,000
Total liabilities and equity	1,266,392,000	1,266,392,000	1,266,392,000	1,266,392,000		1,266,559,000
Consolidated Statements of Comprehensive Income
Net Income			2,261,000	2,220,000
Other comprehensive income (loss) - net			0	0
Total comprehensive income			2,261,000	2,220,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			2,261,000	2,220,000
Guarantors [Member]
Current assets:
Cash and cash equivalents								1,000
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating expenses:
Selling, general and administrative			93,559,000	90,095,000
Operating income			(93,559,000)	(90,095,000)
Other (income) expense:
Interest, net			(95,981,000)	(102,144,000)
Other, net			721,085,000	648,226,000
Income before income taxes			531,545,000	455,987,000
Income tax expense			9,579,000	5,671,000
Net Income			521,966,000	450,316,000
Gain (loss) related to cash flow hedges			12,138,000	24,545,000
Defined Benefit Plan Actuarial Gain Loss			201,000	198,000
Gain (loss) related to foreign currency			(60,781,000)	(108,932,000)
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			(3,547,000)	(7,121,000)
Income attributable to the Company			521,966,000	450,316,000
Current assets:
Cash and cash equivalents	13,587,000	7,107,000	13,587,000	7,107,000		448,000		117,000
Accounts receivable from related parties	965,026,000	965,026,000	965,026,000	965,026,000		985,449,000
Prepaid expenses and other current assets	84,693,000	84,693,000	84,693,000	84,693,000		91,902,000
Total current assets	1,063,306,000	1,063,306,000	1,063,306,000	1,063,306,000		1,077,799,000
Property, plant and equipment, net	540,000	540,000	540,000	540,000		595,000
Intangible assets	1,389,000	1,389,000	1,389,000	1,389,000		1,653,000
Goodwill	0		0
Deferred tax asset, non-current	104,491,000	104,491,000	104,491,000	104,491,000		91,392,000
Other assets	14,519,919,000	14,519,919,000	14,519,919,000	14,519,919,000		13,950,467,000
Total assets	15,689,645,000	15,689,645,000	15,689,645,000	15,689,645,000		15,121,906,000
Current liabilities:
Accounts payable	7,999,000	7,999,000	7,999,000	7,999,000		7,233,000
Accounts payable to related parties	299,419,000	299,419,000	299,419,000	299,419,000		277,986,000
Accrued expenses and other current liabilities	108,430,000	108,430,000	108,430,000	108,430,000		61,216,000
Short-term debt and other financial liabilities	610,523,000	610,523,000	610,523,000	610,523,000		0
Short Term Debt Due To Related Parties Current	1,298,708,000	1,298,708,000	1,298,708,000	1,298,708,000		1,757,402,000
Current portion of long-term debt and capital lease obligations	26,487,000	26,487,000	26,487,000	26,487,000		25,228,000
Income tax payable, current	12,135,000	12,135,000	12,135,000	12,135,000		20,898,000
Deferred tax liability, current		0		0		0
Total current liabilities	2,363,701,000	2,363,701,000	2,363,701,000	2,363,701,000		2,149,963,000
Total long-term debt less current maturities	669,312,000	669,312,000	669,312,000	669,312,000		663,515,000
Long term borrowings from related parties	2,321,560,000	2,321,560,000	2,321,560,000	2,321,560,000		2,276,600,000
Other liabilities	111,024,000	111,024,000	111,024,000	111,024,000		117,444,000
Pension liabilities	16,441,000	16,441,000	16,441,000	16,441,000		15,342,000
Income tax payable, non-current	27,616,000	27,616,000	27,616,000	27,616,000		11,900,000
Total liabilities	5,509,654,000	5,509,654,000	5,509,654,000	5,509,654,000		5,234,764,000
Total Company shareholders' equity	10,179,991,000	10,179,991,000	10,179,991,000	10,179,991,000		9,887,142,000
Total equity	10,179,991,000	10,179,991,000	10,179,991,000	10,179,991,000		9,887,142,000
Total liabilities and equity	15,689,645,000	15,689,645,000	15,689,645,000	15,689,645,000		15,121,906,000
Consolidated Statements of Comprehensive Income
Net Income			521,966,000	450,316,000
Other comprehensive income (loss) - net			51,989,000	91,310,000
Total comprehensive income			469,977,000	359,006,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			469,977,000	359,006,000
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			929,862,000	935,736,000
Cost of revenues			587,010,000	600,347,000
Gross profit			342,852,000	335,389,000
Operating expenses:
Selling, general and administrative			103,792,000	97,153,000
Research and development			42,496,000	34,288,000
Operating income			196,564,000	203,948,000
Other (income) expense:
Interest, net			1,649,000	2,863,000
Other, net			(128,113,000)	(137,652,000)
Income before income taxes			70,100,000	69,159,000
Income tax expense			55,846,000	61,589,000
Net Income			14,254,000	7,570,000
Gain (loss) related to cash flow hedges			1,291,000	0
Defined Benefit Plan Actuarial Gain Loss			3,397,000	3,578,000
Gain (loss) related to foreign currency			11,279,000	(48,175,000)
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			(1,392,000)	(1,060,000)
Income attributable to the Company			14,254,000	7,570,000
Current assets:
Cash and cash equivalents	114,000	5,997,000	114,000	5,997,000		5,055,000		5,722,000
Trade accounts receivable less allowance for doubtful accounts of $557,854 in 2016 and $465,790 in 2015	154,569,000	154,569,000	154,569,000	154,569,000		144,105,000
Accounts receivable from related parties	781,912,000	781,912,000	781,912,000	781,912,000		682,359,000
Inventories	287,202,000	287,202,000	287,202,000	287,202,000		233,012,000
Prepaid expenses and other current assets	78,624,000	78,624,000	78,624,000	78,624,000		60,024,000
Deferred tax asset, current		0		0
Total current assets	1,302,421,000	1,302,421,000	1,302,421,000	1,302,421,000		1,124,555,000
Property, plant and equipment, net	284,295,000	284,295,000	284,295,000	284,295,000		267,926,000
Intangible assets	50,299,000	50,299,000	50,299,000	50,299,000		51,593,000
Goodwill	54,427,000	54,427,000	54,427,000	54,427,000		49,599,000
Deferred tax asset, non-current	32,037,000	32,037,000	32,037,000	32,037,000		27,626,000
Other assets	45,489,000	45,489,000	45,489,000	45,489,000		43,452,000
Total assets	1,768,968,000	1,768,968,000	1,768,968,000	1,768,968,000		1,564,751,000
Current liabilities:
Accounts payable	28,297,000	28,297,000	28,297,000	28,297,000		22,914,000
Accounts payable to related parties	623,762,000	623,762,000	623,762,000	623,762,000		497,410,000
Accrued expenses and other current liabilities	139,108,000	139,108,000	139,108,000	139,108,000		118,047,000
Deferred tax liability, current		0		0		0
Total current liabilities	792,412,000	792,412,000	792,412,000	792,412,000		638,371,000
Other liabilities	1,394,000	1,394,000	1,394,000	1,394,000		1,612,000
Pension liabilities	331,817,000	331,817,000	331,817,000	331,817,000		315,171,000
Total liabilities	1,130,049,000	1,130,049,000	1,130,049,000	1,130,049,000		955,154,000
Total Company shareholders' equity	638,919,000	638,919,000	638,919,000	638,919,000		609,597,000
Total equity	638,919,000	638,919,000	638,919,000	638,919,000		609,597,000
Total liabilities and equity	1,768,968,000	1,768,968,000	1,768,968,000	1,768,968,000		1,564,751,000
Consolidated Statements of Comprehensive Income
Net Income			14,254,000	7,570,000
Other comprehensive income (loss) - net			(14,575,000)	45,657,000
Total comprehensive income			28,829,000	(38,087,000)
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			28,829,000	(38,087,000)
Guarantors [Member] | FMCH [Member]
Operating expenses:
Selling, general and administrative			(5,000)	156,023,000
Operating income			5,000	(156,023,000)
Other (income) expense:
Interest, net			(116,374,000)	(114,512,000)
Other, net			414,587,000	350,006,000
Income before income taxes			298,218,000	79,471,000
Income tax expense			(45,908,000)	(106,726,000)
Net Income			344,126,000	186,197,000
Gain (loss) related to cash flow hedges			0	0
Defined Benefit Plan Actuarial Gain Loss			11,456,000	13,200,000
Gain (loss) related to foreign currency			0	0
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			(4,520,000)	(5,208,000)
Income attributable to the Company			344,126,000	186,197,000
Current assets:
Cash and cash equivalents	0		0
Accounts receivable from related parties	2,418,791,000	2,418,791,000	2,418,791,000	2,418,791,000		2,434,976,000
Prepaid expenses and other current assets	883,000	883,000	883,000	883,000		983,000
Total current assets	2,419,674,000	2,419,674,000	2,419,674,000	2,419,674,000		2,435,959,000
Other assets	13,407,274,000	13,407,274,000	13,407,274,000	13,407,274,000		13,256,088,000
Total assets	15,826,948,000	15,826,948,000	15,826,948,000	15,826,948,000		15,692,047,000
Current liabilities:
Accounts payable to related parties	1,668,015,000	1,668,015,000	1,668,015,000	1,668,015,000		1,668,390,000
Accrued expenses and other current liabilities	15,713,000	15,713,000	15,713,000	15,713,000		15,527,000
Current portion of long-term debt and capital lease obligations	200,000,000	200,000,000	200,000,000	200,000,000		200,000,000
Total current liabilities	1,883,728,000	1,883,728,000	1,883,728,000	1,883,728,000		1,883,917,000
Total long-term debt less current maturities	1,984,241,000	1,984,241,000	1,984,241,000	1,984,241,000		2,113,544,000
Long term borrowings from related parties	2,714,492,000	2,714,492,000	2,714,492,000	2,714,492,000		2,680,741,000
Other liabilities	466,869,000	466,869,000	466,869,000	466,869,000		488,142,000
Total liabilities	7,049,330,000	7,049,330,000	7,049,330,000	7,049,330,000		7,166,344,000
redeemable preferred stock	235,141,000	235,141,000	235,141,000	235,141,000		235,141,000
Total Company shareholders' equity	8,542,477,000	8,542,477,000	8,542,477,000	8,542,477,000		8,290,562,000
Total equity	8,542,477,000	8,542,477,000	8,542,477,000	8,542,477,000		8,290,562,000
Total liabilities and equity	15,826,948,000	15,826,948,000	15,826,948,000	15,826,948,000		15,692,047,000
Consolidated Statements of Comprehensive Income
Net Income			344,126,000	186,197,000
Other comprehensive income (loss) - net			(6,936,000)	(7,992,000)
Total comprehensive income			351,062,000	194,189,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			351,062,000	194,189,000
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			9,292,138,000	8,734,044,000
Cost of revenues			6,905,961,000	6,584,622,000
Gross profit			2,386,177,000	2,149,422,000
Operating expenses:
Selling, general and administrative			1,252,766,000	1,013,425,000
Research and development			33,742,000	31,133,000
Operating income			1,099,669,000	1,104,864,000
Other (income) expense:
Interest, net			(628,000)	6,243,000
Income before income taxes			1,099,041,000	1,111,107,000
Income tax expense			412,349,000	417,576,000
Net Income			686,692,000	693,531,000
Gain (loss) related to cash flow hedges			(1,115,000)	3,393,000
Defined Benefit Plan Actuarial Gain Loss			313,000	359,000
Gain (loss) related to foreign currency			167,273,000	4,752,000
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			193,000	(1,277,000)
Less: Net income attributable to noncontrolling interests			144,930,000
Income attributable to the Company			541,762,000	569,783,000
Current assets:
Cash and cash equivalents	695,299,000	575,783,000	695,299,000	575,783,000		544,443,000		$ 628,015,000
Trade accounts receivable less allowance for doubtful accounts of $557,854 in 2016 and $465,790 in 2015	3,314,662,000	3,314,662,000	3,314,662,000	3,314,662,000		3,140,355,000
Accounts receivable from related parties	3,705,781,000	3,705,781,000	3,705,781,000	3,705,781,000		4,002,451,000
Inventories	1,261,729,000	1,261,729,000	1,261,729,000	1,261,729,000		1,256,252,000
Prepaid expenses and other current assets	1,319,907,000	1,319,907,000	1,319,907,000	1,319,907,000		1,186,883,000
Deferred tax asset, current		0		0		0
Total current assets	10,297,378,000	10,297,378,000	10,297,378,000	10,297,378,000		10,130,384,000
Property, plant and equipment, net	3,485,573,000	3,485,573,000	3,485,573,000	3,485,573,000		3,260,604,000
Intangible assets	783,355,000	783,355,000	783,355,000	783,355,000		777,319,000
Goodwill	13,370,645,000	13,370,645,000	13,370,645,000	13,370,645,000		12,983,151,000
Deferred tax asset, non-current	174,174,000	174,174,000	174,174,000	174,174,000		221,211,000
Other assets	6,299,705,000	6,299,705,000	6,299,705,000	6,299,705,000		6,372,300,000
Total assets	34,410,830,000	34,410,830,000	34,410,830,000	34,410,830,000		33,744,969,000
Current liabilities:
Accounts payable	538,340,000	538,340,000	538,340,000	538,340,000		597,681,000
Accounts payable to related parties	5,513,125,000	5,513,125,000	5,513,125,000	5,513,125,000		5,386,272,000
Accrued expenses and other current liabilities	2,391,500,000	2,391,500,000	2,391,500,000	2,391,500,000		2,285,939,000
Short-term debt and other financial liabilities	94,130,000	94,130,000	94,130,000	94,130,000		109,700,000
Short Term Debt Due To Related Parties Current	0	0	0	0		0
Current portion of long-term debt and capital lease obligations	446,790,000	446,790,000	446,790,000	446,790,000		439,107,000
Income tax payable, current	77,244,000	77,244,000	77,244,000	77,244,000		51,921,000
Deferred tax liability, current		0		0		0
Total current liabilities	9,061,129,000	9,061,129,000	9,061,129,000	9,061,129,000		8,870,620,000
Total long-term debt less current maturities	6,464,949,000	6,464,949,000	6,464,949,000	6,464,949,000		6,657,108,000
Long term borrowings from related parties		0		0		0
Other liabilities	(103,618,000)	(103,618,000)	(103,618,000)	(103,618,000)		(176,998,000)
Pension liabilities	291,462,000	291,462,000	291,462,000	291,462,000		284,589,000
Income tax payable, non-current	8,050,000	8,050,000	8,050,000	8,050,000		22,060,000
Deferred tax liability, non-current	632,951,000	632,951,000	632,951,000	632,951,000		693,815,000
Total liabilities	16,354,923,000	16,354,923,000	16,354,923,000	16,354,923,000		16,351,194,000
Noncontrolling interests subject to put provisions	1,223,821,000	1,223,821,000	1,223,821,000	1,223,821,000		1,028,368,000
redeemable preferred stock	(235,141,000)	(235,141,000)	(235,141,000)	(235,141,000)		(235,141,000)
Total Company shareholders' equity	16,418,183,000	16,418,183,000	16,418,183,000	16,418,183,000		15,991,690,000
Noncontrolling interests not subject to put provisions	649,044,000	649,044,000	649,044,000	649,044,000		608,858,000
Total equity	17,067,227,000	17,067,227,000	17,067,227,000	17,067,227,000		16,600,548,000
Total liabilities and equity	34,410,830,000	34,410,830,000	34,410,830,000	34,410,830,000		33,744,969,000
Consolidated Statements of Comprehensive Income
Net Income			686,692,000	693,531,000
Other comprehensive income (loss) - net			(166,664,000)	(7,227,000)
Total comprehensive income			853,356,000	700,758,000
Comprehensive income attributable to noncontrolling interests			0	0
Comprehensive income attributable to the Company			853,356,000	700,758,000
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(1,596,183,000)	(1,511,117,000)
Cost of revenues			(1,583,333,000)	(1,507,623,000)
Gross profit			(12,850,000)	(3,494,000)
Operating expenses:
Selling, general and administrative			8,448,000	7,837,000
Operating income			(21,298,000)	(11,331,000)
Other (income) expense:
Other, net			(1,007,559,000)	(860,580,000)
Income before income taxes			(1,028,857,000)	(871,911,000)
Income tax expense			(126,454,000)	(106,141,000)
Net Income			(902,403,000)	(765,770,000)
Gain (loss) related to cash flow hedges			0	0
Defined Benefit Plan Actuarial Gain Loss			0	0
Gain (loss) related to foreign currency			(1,776,000)	43,720,000
Income Tax Expense Benefit Related To Components Of Other Comprehensive Income			0	0
Less: Net income attributable to noncontrolling interests				0
Income attributable to the Company			(902,403,000)	(765,770,000)
Current assets:
Cash and cash equivalents	13,639,000	(6,787,000)	13,639,000	(6,787,000)		(448,000)
Trade accounts receivable less allowance for doubtful accounts of $557,854 in 2016 and $465,790 in 2015	(672,000)	(672,000)	(672,000)	(672,000)		736,000
Accounts receivable from related parties	(8,958,798,000)	(8,958,798,000)	(8,958,798,000)	(8,958,798,000)		(9,153,507,000)
Inventories	(164,652,000)	(164,652,000)	(164,652,000)	(164,652,000)		(148,513,000)
Prepaid expenses and other current assets	38,479,000	38,479,000	38,479,000	38,479,000		34,923,000
Deferred tax asset, current		0		0		0
Total current assets	(9,072,004,000)	(9,072,004,000)	(9,072,004,000)	(9,072,004,000)		(9,266,809,000)
Property, plant and equipment, net	(107,435,000)	(107,435,000)	(107,435,000)	(107,435,000)		(103,551,000)
Intangible assets	(78,000)	(78,000)	(78,000)	(78,000)		(76,000)
Deferred tax asset, non-current	(133,132,000)	(133,132,000)	(133,132,000)	(133,132,000)		(151,396,000)
Other assets	(33,097,383,000)	(33,097,383,000)	(33,097,383,000)	(33,097,383,000)		(32,503,146,000)
Total assets	(42,410,032,000)	(42,410,032,000)	(42,410,032,000)	(42,410,032,000)		(42,024,978,000)
Current liabilities:
Accounts payable to related parties	(7,886,737,000)	(7,886,737,000)	(7,886,737,000)	(7,886,737,000)		(7,677,035,000)
Accrued expenses and other current liabilities	(31,856,000)	(31,856,000)	(31,856,000)	(31,856,000)		(7,363,000)
Short-term debt and other financial liabilities	0	0	0	0		(448,000)
Short Term Debt Due To Related Parties Current	(1,295,377,000)	(1,295,377,000)	(1,295,377,000)	(1,295,377,000)		(1,738,350,000)
Income tax payable, current	2,805,000	2,805,000	2,805,000	2,805,000
Deferred tax liability, current		0		0		0
Total current liabilities	(9,211,165,000)	(9,211,165,000)	(9,211,165,000)	(9,211,165,000)		(9,423,196,000)
Total long-term debt less current maturities	(2,575,590,000)	(2,575,590,000)	(2,575,590,000)	(2,575,590,000)		(2,738,283,000)
Long term borrowings from related parties	(5,036,052,000)	(5,036,052,000)	(5,036,052,000)	(5,036,052,000)		(4,957,341,000)
Other liabilities	36,098,000	36,098,000	36,098,000	36,098,000		35,425,000
Pension liabilities	(30,362,000)	(30,362,000)	(30,362,000)	(30,362,000)		(29,774,000)
Income tax payable, non-current	124,953,000	124,953,000	124,953,000	124,953,000		127,739,000
Deferred tax liability, non-current	(37,690,000)	(37,690,000)	(37,690,000)	(37,690,000)		(69,315,000)
Total liabilities	(16,729,808,000)	(16,729,808,000)	(16,729,808,000)	(16,729,808,000)		(17,054,745,000)
Total Company shareholders' equity	(25,680,224,000)	(25,680,224,000)	(25,680,224,000)	(25,680,224,000)		(24,970,233,000)
Total equity	(25,680,224,000)	(25,680,224,000)	(25,680,224,000)	(25,680,224,000)		(24,970,233,000)
Total liabilities and equity	$ (42,410,032,000)	$ (42,410,032,000)	(42,410,032,000)	(42,410,032,000)		$ (42,024,978,000)
Consolidated Statements of Comprehensive Income
Net Income			(902,403,000)	(765,770,000)
Other comprehensive income (loss) - net			1,776,000	(43,720,000)
Total comprehensive income			(904,179,000)	(722,050,000)
Comprehensive income attributable to noncontrolling interests			(147,986,000)	(120,661,000)
Comprehensive income attributable to the Company			$ (1,052,165,000)	$ (842,711,000)